OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		$ 2,835,221	$ 2,454,746	$ 2,901,603
Non-current liabilities		851,383	644,702	158,305
Total Liabilities		3,686,604	3,099,448	$ 2,849,266
Deferred Revenues [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities	[1],[2]	2,689,083	2,330,058
Non-current liabilities	[1],[2]	851,383	644,702
Total Liabilities	[1],[2]	3,540,466	2,974,760
Sales Tax [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		2,556	12,726
Non-current liabilities
Total Liabilities		2,556	12,726
Retentions [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		43,916	34,434
Non-current liabilities
Total Liabilities		43,916	34,434
Others Taxes [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		7,555	7,700
Non-current liabilities
Total Liabilities		7,555	7,700
Dividends Payable [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		57,129	54,580
Non-current liabilities
Total Liabilities		57,129	54,580
Other Sundry Liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		34,982	15,248
Non-current liabilities
Total Liabilities		$ 34,982	$ 15,248

[1]	As of December 31, 2019, Deferred Income includes ThUS $ 315,225 corresponding to the balance due from the compensation committed from Delta Airlines Inc., which will be recognized in income, on a systematic basis over the period in which related cost it intends to compensate, until the implementation of the strategic alliance. During the year, the Company recognized ThUS $ 4,435 for this concept. Additionally, the Company maintains a balance of ThUS $ 30,340 in the Commercial accounts payable item of the Statement of Financial Position regarding to Delta compensation, for the cost already incurred.
[2]	The balance includes, mainly, deferred income for services not provided as of December 31, 2019 and December 31, 2018; and programs such as: LATAM Pass, LATAM Fidelidade and Multiplus: LATAM Pass is the frequent passenger program created by LAN to reward the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles that can be exchanged for free flight tickets or for a varied range of products and services. Customers accumulate LATAM Pass miles every time they fly on LAN, TAM, oneworld member companies and other airlines associated with the program, as well as buying at stores or using the services of a vast network of companies that have an agreement with the program around the world. For its part, TAM, thinking of people who travel constantly, created the LATAM Fidelidade program, in order to improve the service and give recognition to those who choose the company. Through the program, customers accumulate points in a wide variety of loyalty programs in a single account and can redeem them in all TAM destinations and associated airline companies, and even more, participate in the Multiplus Fidelidade Network. Multiplus is a coalition of loyalty programs, with the objective of operating accumulation and exchange of points. This program has a network integrated by associated companies, including hotels, financial institutions, retail companies, supermarkets, vehicle leases and magazines, among many other partners from different segments. After the merger of Multiplus S.A. described in Note1, the Latam Fidelidade programs and the Multiplus coalition and loyalty program become part of the Latam Pass Brazil Program. During 2018 the Company signed a renewal of the agreement with Banco Santander-Chile, which one extends its alliance in Chile to continue developing travel benefits to its respective clients during the next 7 years, and during 2019 signed a renewal of the agreement with Banco Crdito del Per. On September 26, 2019, the Company signed a framework agreement with Delta Air Lines, Inc, in which the latter agreed to pay ThUS $ 350,000 for compensation of costs and revenues that the Company must incur or cease to receive, respectively, during the transition period until the implementation of the strategic alliance. ThUS$ 150,000 was received on September 2019. During December 2019, the Company sold its rights to receive future payments of the committed transition. The payments consisted of ThUS $ 200,000 payable in 8 quarterly installments of ThUS $ 25,000 as of January 2, 2020. On December 13, 2019, the Company received ThUS $ 194,068 for said sale. Account receivable was derecognized and ThUS$ 5,932 was recognized as financial cost on income statement.